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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended:  3/31/02
                              -----------
 Check here if Amendment [ ]; Amendment Number: 12/31/01
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman Real Estate Securities LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                    FORM 13F
          Name of Reporting Manager: Heitman Real Estate Securities LLC

-------------------------------------------------------------------------------------------------------------------

             Item 1:                   Item 2:            Item 3:              Item 4:               Item 5:
          Name of Issuer           Title of Class          CUSIP          Fair Market Value      Share of Principal
                                                          Number                                      Amount
-------------------------------------------------------------------------------------------------------------------
Common:
-------------------------------------------------------------------------------------------------------------------
Apartment Investment &
Management Company                   Common Stock         03748R101         $ 72,694,160.00               1,502,877
-------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                   Common Stock         00163T109         $    209,000.00                   7,600
-------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.          Common Stock          53484101         $ 55,764,596.00               1,119,771
-------------------------------------------------------------------------------------------------------------------
Brandywine Realty                    Common Stock         105368203         $ 33,752,201.00               1,412,226
-------------------------------------------------------------------------------------------------------------------
Bedford Property Investor            Common Stock          76446301         $ 14,698,522.00                 574,161
-------------------------------------------------------------------------------------------------------------------
Boykin Lodging                       Common Stock         103430104         $    148,800.00                  16,000
-------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.          Common Stock         112900105         $    209,000.00                  11,000
-------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.              Common Stock         101121101         $ 39,351,099.00                 997,493
-------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties          Common Stock         124830100         $ 11,919,525.00                 337,186
-------------------------------------------------------------------------------------------------------------------
Catellus Development                 Common Stock         149111106         $ 27,944,166.00               1,420,649
-------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equity Co.      Common Stock         225756105         $    562,600.00                  29,000
-------------------------------------------------------------------------------------------------------------------
Charter Municipal Mtg.               Common Stock         160908109         $    489,180.00                  31,000
-------------------------------------------------------------------------------------------------------------------
Cadiz Inc.                           Common Stock         127537108         $    383,301.00                  43,856
-------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corporation         Common Stock         554489104         $ 13,300,231.00                 383,513
-------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.             Common Stock         163421100         $ 12,450,870.00                 230,401
-------------------------------------------------------------------------------------------------------------------
Chateau Communities, Inc.            Common Stock         161726104         $    212,602.00                   7,400
-------------------------------------------------------------------------------------------------------------------
Carramerica Realty Corporation       Common Stock         144418100         $ 46,429,320.00               1,478,170
-------------------------------------------------------------------------------------------------------------------
Center Trust Inc.                    Common Stock         151845104         $    495,673.00                  93,700
-------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty        Common Stock         251591103         $ 32,328,492.00               1,539,452
-------------------------------------------------------------------------------------------------------------------
Equity Inns Inc.                     Common Stock         294703103         $    200,800.00                  25,100
-------------------------------------------------------------------------------------------------------------------
Equity Office Properties             Common Stock         294741103         $ 98,150,133.00               3,272,762
-------------------------------------------------------------------------------------------------------------------
Equity Residential Properties        Common Stock         29476L107         $  8,643,986.00                 300,765
-------------------------------------------------------------------------------------------------------------------
First Industrial Realty              Common Stock         32054K103         $ 10,501,153.00                 306,603
-------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc.                Common Stock         42217K106         $    583,528.00                  20,900
-------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc.        Common Stock         421915109         $  1,585,505.00                  39,100
-------------------------------------------------------------------------------------------------------------------
Host Marriot Corp                    Common Stock         44107P104         $ 21,584,078.00               1,806,199
-------------------------------------------------------------------------------------------------------------------
Starwood Lodging                     Common Stock         85590A203         $ 26,580,679.00                 706,745
-------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.         Common Stock         421946104         $    877,404.00                  28,900
-------------------------------------------------------------------------------------------------------------------
Koger Equities                       Common Stock         500228101         $ 11,751,848.00                 657,630
-------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                 Common Stock         4576J0104         $    206,570.00                  18,200
-------------------------------------------------------------------------------------------------------------------
Kilroy Realty                        Common Stock         49427F108         $ 20,971,427.00                 743,404
-------------------------------------------------------------------------------------------------------------------
Keystone Property Trust              Common Stock         493596100         $  1,730,944.00                 122,762
-------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties             Common Stock         517942108         $ 17,589,409.00               1,085,766
-------------------------------------------------------------------------------------------------------------------
Mid-America Apartment                Common Stock         59522J103         $    462,855.00                  17,700
-------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.           Common Stock         58984Y103         $ 39,720,121.00               2,176,445
-------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity          Common Stock         62624B101         $    231,360.00                   9,600
-------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties         Common Stock         638620104         $    747,565.00                  37,100
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 Item 6                                                  Item 8
                                          Investment Discretion              Item 7            Voting Authority Shares
                                 ----------------------------------------                 --------------------------------
             Item 1:                                                         Managers
          Name of Issuer         (a) Sole      (b) Shared-    (c) Shared-  See Instr. V   (a) Sole  (b) Shared-  (c) None
                                              As Defined in      Other
                                                 Instr V
--------------------------------------------------------------------------------------------------------------------------
Common:
--------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
Management Company                1,502,877                                               1,259,666                243,211
--------------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                    7,600                                                   7,600
--------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.       1,119,771                                                 970,727                149,044
--------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                 1,412,226                                               1,160,779                251,447
--------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor           574,161                                                 492,167                 81,994
--------------------------------------------------------------------------------------------------------------------------
Boykin Lodging                       16,000                                                  16,000
--------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.          11,000                                                  11,000
--------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.             997,493                                                 814,608                182,885
--------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties         337,186                                                 295,891                 41,295
--------------------------------------------------------------------------------------------------------------------------
Catellus Development              1,420,649                                               1,225,275                195,374
--------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equity Co.      29,000                                                  29,000
--------------------------------------------------------------------------------------------------------------------------
Charter Municipal Mtg.               31,000                                                  31,000
--------------------------------------------------------------------------------------------------------------------------
Cadiz Inc.                           43,856                                                  43,856
--------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corporation        383,513                                                 338,350                 45,163
--------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.            202,447                                                 202,447                 27,954
--------------------------------------------------------------------------------------------------------------------------
Chateau Communities, Inc.             7,400                                                   7,400
--------------------------------------------------------------------------------------------------------------------------
Carramerica Realty Corporation    1,478,170                                               1,218,503                259,667
--------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.                    93,700                                                  83,100                 10,600
--------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty     1,539,452                                               1,261,541                277,911
--------------------------------------------------------------------------------------------------------------------------
Equity Inns Inc.                     25,100                                                  25,100
--------------------------------------------------------------------------------------------------------------------------
Equity Office Properties          3,272,762                                               2,869,420                403,342
--------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties       300,765                                                 266,601                 34,164
--------------------------------------------------------------------------------------------------------------------------
First Industrial Realty             306,603                                                 261,243                 45,360
--------------------------------------------------------------------------------------------------------------------------
Health Care REIT Inc.                20,900                                                  20,900
--------------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc.        39,100                                                  39,100
--------------------------------------------------------------------------------------------------------------------------
Host Marriot Corp                 1,806,199                                               1,470,414                335,785
--------------------------------------------------------------------------------------------------------------------------
Starwood Lodging                    706,745                                                 596,492                110,253
--------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.         28,900                                                  28,900
--------------------------------------------------------------------------------------------------------------------------
Koger Equities                      657,630                                                 502,274                155,356
--------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                 18,200                                                  18,200
--------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                       743,404                                                 646,719                 96,685
--------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust             122,762                                                 110,136                 12,626
--------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties          1,085,766                                                 923,757                162,009
--------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment                17,700                                                  17,700
--------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.        2,176,445                                               1,785,420                391,025
--------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity           9,600                                                   9,600
--------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties         37,100                                                  37,100
--------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
       Name of Reporting Manager: Heitman Real Estate Securities LLC 1Q02

----------------------------------------------------------------------------------------------------------
            Item 1:                           Item 2:        Item 3:           Item 4:           Item 5:
        Name of Issuer                     Title of Class     CUSIP          Fair Market        Shares of
                                                              Number            Value           Principal
----------------------------------------------------------------------------------------------------------
Pacific Gulf Properties Liquidating      Common Stock        694396102    $     1,377,450.00     1,377,450
----------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.                    Common Stock        729251108    $     3,493,896.00       117,600
----------------------------------------------------------------------------------------------------------
Philips International Realty             Common Stock        718333107    $     2,211,328.00       902,583
----------------------------------------------------------------------------------------------------------
Prologis Trust                           Common Stock        743410102    $    54,674,158.00     2,341,506
----------------------------------------------------------------------------------------------------------
Pan Pacific Realty                       Common Stock        69806L104    $    40,292,666.00     1,318,046
----------------------------------------------------------------------------------------------------------
Public Storage, Inc                      Common Stock        74460D109    $       273,874.00         7,400
----------------------------------------------------------------------------------------------------------
Public Storage Dep Shares A              Common Stock        74460D729    $       434,560.00        16,000
----------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                  Common Stock        69360J107    $    17,882,524.00       514,605
----------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp           Common Stock        75621K304    $       347,760.00        13,500
----------------------------------------------------------------------------------------------------------
Rouse Company                            Common Stock        779273101    $    44,878,310.00     1,448,622
----------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.           Common Stock        82567D104    $    25,531,039.00       753,128
----------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                    Common Stock        78440X101    $     6,331,248.00       188,430
----------------------------------------------------------------------------------------------------------
Summit Properties, Inc.                  Common Stock        866239106    $    21,052,826.00       859,299
----------------------------------------------------------------------------------------------------------
Simon Property Group                     Common Stock        828806109    $    45,420,373.00     1,391,982
----------------------------------------------------------------------------------------------------------
Sun Communities, Inc                     Common Stock        866674104    $    26,798,356.00       681,892
----------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                    Common Stock        876664103    $     1,203,294.00        79,900
----------------------------------------------------------------------------------------------------------
Cornerstone Realty Income                Common Stock        21922V102    $       127,110.00        11,400
----------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation                  Common Stock        896938107    $     4,611,279.00       291,300
----------------------------------------------------------------------------------------------------------
United Dominion Realty Trust             Common Stock        910197102    $    29,265,509.00     1,847,570
----------------------------------------------------------------------------------------------------------
US Restaurant Properties                 Common Stock        902971100    $       534,875.00        38,900
----------------------------------------------------------------------------------------------------------
Vornado Realty Trust                     Common Stock        929042109    $    47,844,843.00     1,083,443
----------------------------------------------------------------------------------------------------------
Ventas Inc.                              Common Stock        92276F100    $       616,055.00        48,700
----------------------------------------------------------------------------------------------------------
Weingarten Realty                        Common Stock        948741103    $     4,843,165.00        94,225
----------------------------------------------------------------------------------------------------------
                                         Subtotal Common                  $ 1,005,509,201.00
                                                                          ------------------

Preferred
----------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties Series A                            92276F100    $       349,740.00        13,400
----------------------------------------------------------------------------------------------------------
Mid-America Apt. Series B                                    92276F100    $        32,240.00         1,300
----------------------------------------------------------------------------------------------------------
Public Storage Inc. Series A                                              $        77,850.00         3,000
----------------------------------------------------------------------------------------------------------
                                         Subtotal Preferred               $       459,830.00
                                                                          ------------------
                                                                          ------------------
                                             Grand Total                  $ 1,005,969,031.00
                                                                          ==================


------------------------------------------------------------------------------------------------------------------------------------
                                                        Item 6:                                               Item 8:
                                                  Investment Discretion              Item 7:          Voting Authority (Shares)
                                      ------------------------------------------                 -----------------------------------
                                        (a)Sole       (b) Shared-    (c) Shared-    Managers      (a) Sole    (b) Shared   (c) None
                                                     As Defined in      Other     See Instr. V
                                                        Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties Liquidating    1,377,450                                                    978,250                  399,200
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.                    117,600                                                    117,600
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty             902,583                                                    770,319                  132,264
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                         2,341,506                                                  1,952,138                  389,368
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                     1,318,046                                                  1,101,993                  216,053
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc                        7,400                                                      7,400
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Dep Shares A               16,000                                                     16,000
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                  514,605                                                    406,464                  108,141
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp            13,500                                                     13,500
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company                          1,448,622                                                  1,219,440                  229,182
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.           753,128                                                    613,908                  139,220
------------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                    188,430                                                    164,082                   24,348
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.                  859,299                                                    755,887                  103,412
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                   1,391,982                                                  1,154,401                  237,581
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc                     681,892                                                    561,844                  120,048
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                     79,900                                                     68,400                   11,500
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty Income                 11,400                                                     11,400
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation                  291,300                                                    246,000                   45,300
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust           1,847,570                                                  1,506,680                  340,890
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties                  38,900                                                     38,900
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                   1,083,443                                                    899,621                  183,822
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                               48,700                                                     48,700
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty                         94,225                                                     87,925                    6,300
------------------------------------------------------------------------------------------------------------------------------------

Preferred
------------------------------------------------------------------------------------------------------------------------------------

LaSalle Hotel Properties Series           13,400                                                     13,400
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apt. Series B                  1,300                                                      1,300
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc. Series A               3,000                                                      3,000
------------------------------------------------------------------------------------------------------------------------------------